                                            OppenheimerFunds, Inc.
                                          Two World Financial Center
                                              225 Liberty Street
                                            New York, NY 10281-1008

June 16, 2006

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

                  Re:      OFI Tremont Core Strategies Hedge Fund
                           1933 Act File No. 333-111256/1940 Act File No. 811-21110
                           EDGAR Filing of Post Effective Amendment

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made under the Securities Act of
1933,  as amended (the "1933 Act") and the  Investment  Company Act of 1940,  as
amended  (the "1940 Act") on behalf of OFI Tremont  Core  Strategies  Hedge Fund
(the "Fund").  This filing is subject to completion and includes  Post-Effective
Amendment No. 13 to the Fund's 1933 Act  Registration  Statement on Form N-2 and
Amendment  No. 15 to its 1940 Act  Registration  Statement.  It is proposed this filing will become effective pursuant to section 8(c).

     We will be filing at a later date a Post-Effective  Amendment to the Fund's
Registration  Statement that contains the Fund's audited financial statements at fiscal  year-end  March  31,  2006,  together  with a  signed  consent  from the
Independent  Registered  Public  Accounting  Firm and  other  updated  financial information.

     The SEC Staff is  requested  to address any  comments on this filing to the undersigned. Thank you.

                                                     Sincerely,

                                                     /s/Lisa I. Bloomberg

                                                     ------------------------------------------
                                                     Vice President & Associate Counsel
                                                     Phone: (212) 323-0560
                                                     Fax: (212) 323-4071
                                                     lbloomberg@oppenheimerfunds.com

cc:      Mayer, Brown, Rowe & Maw, LLP
         Ernst & Young, LLP
         Gloria LaFond